Organization and Principal Activities (Details)	Jun. 30, 2026	Sep. 06, 2023	Jun. 16, 2023	Apr. 21, 2023	Mar. 08, 2023	Feb. 06, 2023	Jan. 30, 2023	Dec. 30, 2022	Sep. 28, 2016
Yunfei BVI [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest							100.00%
Juli Enterprise Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest					100.00%
Fujian INLIF Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest				100.00%
Ewatt Robot Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		100.00%						100.00%	94.00%
Fanqi HK [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			5.00%					6.00%
Mr. Wenzao Huang [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	40.00%					11.75%
Mr. Xiaolong Chen [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	40.00%
Mr. Yunjun Huang [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	20.00%					1.00%